Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class and Service Class 2
April 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

VBAL-SUM-19-02 1.9897822.101	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Investor Class
April 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

VB-INV-SUM-19-02 1.9897823.101	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio
Initial Class, Service Class and Service Class 2
April 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

VBAL-ND-SUM-19-02 1.9897824.101	December 24, 2019